Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Advisers Investment Trust
Prospectus Date	rr_ProspectusDate	Jan. 28, 2016
River Canyon Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY River Canyon Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the River Canyon Total Return Bond Fund (the “Fund”) is to seek to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 28, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 41.03% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.03%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 Year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in bonds. The Adviser defines bonds to include mortgage-backed securities, debt securities, and other fixed income instruments issued by governmental or private-sector entities. Fixed income securities include bills, notes, bonds, debentures, mortgage-backed securities, asset-backed securities, loan participation interests, any other debt or debt-related securities of any maturities (issued by the United States Government, agencies or instrumentalities or corporate entities, and having fixed, variable, floating or inverse floating rates), fixed income derivatives (including financial futures, options on futures and swaps), and other evidences of indebtedness. This 80% investment policy is non-fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Under normal market conditions, the Fund generally intends to invest approximately 60% of its net assets in bonds rated investment grade (defined as Baa3 or higher by Moody’s or BBB- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”)) or in unrated bonds that are determined by the Adviser to be of comparable quality at the time of investment. The Fund’s remaining net assets (approximately 40% under normal market conditions) may be invested in bonds that are rated below investment grade or if unrated are determined by the Adviser to be of comparable quality at the time of investment. Bonds rated below investment grade are considered to be “junk bonds”. The Fund’s investments in “junk bonds” and below investment grade securities may include, among others, mortgage-backed securities, high yield bonds, bank loans (including assignments and participations), and other fixed income instruments, and credit default swaps of companies in the high yield universe. During certain market conditions, the Fund’s investment in securities with these ratings categories may be above or below the approximated percentages.

A significant portion of the Fund’s net assets may, under normal market conditions, be invested in mortgage-backed securities of any maturity or type issued or guaranteed, secured or backed by the United States Government, its agencies, instrumentalities or sponsored corporations, or by private issuers. Mortgage-backed securities include, among others, government mortgage pass-through securities, collateralized mortgage obligations, multiclass pass-through securities, private mortgage pass-through securities, stripped mortgage securities, interest-only and principal-only securities, and inverse floaters. Unlike mortgage-backed securities issued or guaranteed by agencies of the U.S. Government or government agencies or sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. The Fund may invest in investment grade mortgage-backed securities and in mortgage-backed securities that are below investment grade.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, bond and interest rate futures, options on bonds, options on bond and interest rate futures, swaps, foreign currency futures, forwards and options, options on swaps, options on forwards and commodity and commodity index futures, options, swaps and structured notes.

In managing the Fund’s investments, under normal market conditions, the Adviser seeks to construct an investment portfolio with a weighted average effective duration between three and eight years. Generally, the average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays U.S. Aggregate Index, as calculated by the Adviser. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time and under normal market conditions, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed (plus or minus) its target.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk, and there is no assurance that the Fund will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment and general market conditions.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will negatively affect performance. Fixed Income Risks include:
Interest Rate Risk. Interest rate risk refers to changes in interest rates that will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates are heightened at this time.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk. Credit risk is often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of an investment in the Fund typically will decline. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) have a higher risk of default and are considered speculative. High yield securities also may be more volatile than higher-rated securities of similar maturity.
Derivatives Risk. The Fund may invest in derivatives, including futures, options, swaps, and price locks, which may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Certain derivatives such as inverse floaters have even greater risk, particularly those associated with leverage and increased volatility. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives may be difficult to value.

High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Inverse Floater Risk. Inverse floaters and inverse IOs are debt securities structured with interest rates that reset in the opposite direction from the market rate to which the security is indexed. They are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

Loan Risk. The Fund may invest in loans that are rated below investment grade or the unrated equivalent. Like other high yield, corporate debt instruments, such loans are subject to increased risk of default in the payment of principal and interest as well as other risks described under “Interest Rate Risk”, “Credit Risk” and “High Yield Risk”.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, or if the Fund uses derivatives or other investments that have a leveraging effect, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses. The Fund also may have to sell assets at inopportune times to satisfy its obligations.

Prepayment and Call Risk. When mortgages and other fixed income obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Extension Risk. If interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. In periods of rising rates, the Fund may exhibit additional volatility.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and individual securities may not perform as anticipated. The Adviser has not previously managed a fund with a substantially similar investment strategy as the Fund.

Limited History of Operations. The Fund is a newly organized, non-diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Liquidity Risk. Some of the fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. As a result, some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The inability of the Fund to sell a restricted or illiquid security at a favorable time or price may decrease the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Fund is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss.

Real Estate Risk. Real estate related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset Backed, Mortgage-Related, Mortgage-Backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting the housing markets or markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. All of these risks are heightened for mortgage-backed securities that include “sub-prime” mortgages. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

Non-Diversified Fund Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Please see “Fund Details – Investment Risks” for more information on risks of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns compare with those of a broad measure of market performance. Performance reflects contractual fee waivers in effect. If fee waivers were not in place, performance would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 800-245-0371(toll free) or 312-557-0164.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and performance table below provide some indication of the risks of an investment in the Fund by comparing the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-245-0371(toll free) or 312-557-0164
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Returns for year ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	9/30/15	2.85%
Worst Quarter:	12/31/15	0.11%

The Fund’s fiscal year end is September 30. The Fund’s most recent quarterly return (since the end of the last fiscal year) through December 31, 2015 was 0.11%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
River Canyon Total Return Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Shareholder Fees (Fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.16%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.67%
1 year	rr_ExpenseExampleYear01	$ 68
3 years	rr_ExpenseExampleYear03	462
5 years	rr_ExpenseExampleYear05	882
10 years	rr_ExpenseExampleYear10	$ 2,053
2015	rr_AnnualReturn2015	5.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s most recent quarterly return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.11%
1 Year	rr_AverageAnnualReturnYear01	5.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
River Canyon Total Return Bond Fund | After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
River Canyon Total Return Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014
River Canyon Total Return Bond Fund | Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.57%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2014

[1]	River Canyon Fund Management LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.65% until January 28, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.
[2]	Fund inception date is December 30, 2014.